LoCorr Spectrum Income Fund
LoCorr Spectrum Income Fund
Investment Objectives:
The Fund's primary investment objective is current income
with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LoCorr Spectrum Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if sold within 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LoCorr Spectrum Income Fund		Class A	Class C	Class I
Management Fees		1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		2.23%	2.98%	1.98%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example LoCorr Spectrum Income Fund (USD $)	1 Year	3 Years
Class A	788	1,232
Class C	301	921
Class I	201	621

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:
The Fund seeks to achieve its investment objectives by allocating its assets primarily among income-producing securities using two principal strategies:

•	"Income Strategy"

•	"Loan Investment Strategy"

The Income Strategy employed by the Fund's Sub-Adviser attempts to produce current income and capital appreciation.  The primary focus of this portfolio is exchange traded "pass-through" securities that distribute substantially all of their profits directly to their shareholders.  The main categories of such securities include Real Estate Investment Trusts ("REITs"), Master Limited Partnerships ("MLPs"), Closed End Funds ("CEFs"), Royalty Trusts, and Business Development Companies ("BDCs").  In addition to such securities, the Sub-Adviser may include in the portfolio exchange traded common stocks and bonds, including those issued by foreign entities.  These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality.  These may include bonds of higher yield and higher risk, commonly called "junk bonds" that may be rated BB+ and below by Standard & Poor’s ("S&P") or similarly rated by another nationally recognized statistical rating organization.

The composition of the portfolio will vary over time according to the Sub-Adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities.  This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time.

The Loan Investment Strategy employed by the Fund's Adviser is designed to produce current income and capital appreciation through investment in (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles (collectively, "Underlying Funds") focused on the origination, funding and structuring of real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans and other loans related to high quality commercial real estate in the U.S., as well as through the acquisition of equity participations in the real estate, which serves as underlying collateral of such loans, and preferred equity investments.  Underlying Funds may hold loans of any maturity or quality.

The Adviser will seek to invest in Underlying Funds that generate a low volatility income stream of attractive and consistent cash distributions. The Adviser's focus on Underlying Funds that originate and acquire debt and debt-like instruments will emphasize the payment of current returns to investors and the preservation of invested capital. The Adviser also believes that the investments made under the Loan Investment Strategy may offer the potential for capital appreciation.

ADVISER'S INVESTMENT PROCESS

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the Adviser represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their income producing or real estate-related alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management is the ongoing attention to the historical performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

The Sub-Adviser's approach towards management of the Income Strategy involves both "top down" and "bottom up" elements:

•
Security Selection:  The Sub-Adviser screens for securities with attractive yields, liquidity, and industry classification.  The Sub-Adviser considers criteria including but not limited to discount to book value, discounted cash flows, discount to the net asset value, sustainability and/or growth of distributions; quality of management; and the security’s consistency with the portfolio manager’s macroeconomic views.  High-yielding securities may include non-investment grade securities.

•
Sector Selection:  The relative concentrations of each category of assets is based on the Sub-Adviser’s outlook on the economic and inflationary conditions.  This evaluation is based on macroeconomic data and forecasts, as well as technical analysis of market performance of asset classes.

The totality of this process is intended to produce a portfolio that offers current and projected yields meaningfully greater than those provided by broad common stock or investment grade bond indexes.  The Sub-Adviser believes that its research processes make it likely that those yields will be sustained or increased, and that there is a reasonable expectation that modest capital gains can be achieved over a market cycle.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities as well as the Fund's indirect risks through investing in Underlying Funds.

•
BDC Risk:  BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value.  BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.  BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

•
Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
High-Yield Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These investments are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

•
Limited Partnership Risk:  Investments in Limited Partnerships (including master limited partnerships) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the Limited Partnership, risks related to potential conflicts of interest between the Limited Partnership and the Limited Partnership's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  Limited Partnerships, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given Limited Partnership could result in a Limited Partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such Limited Partnership being required to pay U.S. federal income tax on its taxable income.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser's and Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser's judgments about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Mutual Fund Risk:  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  Mutual funds are subject to specific risks, depending on the nature of the mutual fund's strategy.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Real Estate Industry Risk: The Fund's portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more economically diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.  Real estate loans are subject to prepayment risk because the debtor may pay its obligation early, reducing the amount of interest payments.

o
Mezzanine Loan Risk: The terms of mezzanine loans may restrict transfer of the interests securing such loans, including an involuntary transfer upon foreclosure, or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

•
REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•
Royalty Trust Risk: Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts do not guarantee minimum distributions or even return of capital.

•
Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•
Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking current income and capital appreciation.

Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.